Financial instruments	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial instruments

18.	Financial instruments

The main financial instruments and their carrying amounts, by category, are as follows:

	Carrying amount
	2023	2022

Financial assets:
Amortized cost
Cash and cash equivalents	2,971	3,751
Related parties - assets	52	301
Trade receivables and other receivables	1,224	1,314
Fair value through profit or loss
Financial instruments – Fair value hedge	1	-
Marketable Securities – Fair value	777	-
Fair value through other comprehensive income
Trade receivables - credit card companies and sales vouchers	159	109
Financial liabilities:
Amortized cost
Related parties – liabilities	(85)	(358)
Trade payables	(2,729)	(2,528)
Suppliers finance	(524)	(595)
Financing for purchase of assets	(112)	(112)
Debentures and promissory notes	(3,350)	(2,679)
Borrowings and financing	(1,747)	(2,714)
Lease	(4,300)	(4,037)
Fair value through profit or loss
Borrowings and financing (Hedge accounting underlying)	(149)	(412)
Financial instruments – Fair Value Hedge – liabilities side	(28)	(58)

The fair value of other financial instruments detailed in table above approximates the carrying amount based on the existing terms and conditions. The financial instruments measured at amortized cost, the related fair values of which differ from the carrying amounts, are disclosed in note 18.3.

18.1	Considerations on risk factors that may affect the business of the Group

(i)	Credit risk
•	Cash and cash equivalents: in order to reduce credit risk, the Group adopts investment policies at financial institutions approved by the Group’s Financial Committee, also taking into consideration monetary limits and financial institution evaluations, which are regularly updated.
•	Credit risk related to trade receivables is reduced by the fact that a large portion of sales are paid with credit cards, where the associated risk is the responsibility of the credit card companies and the Group sells these receivables to banks and credit card companies, aiming to strengthen working capital. The sales of receivables result in derecognition of the accounts receivable due to the transfer of the credit risk, benefits and control of such assets. Additionally, regarding the trade receivables collected in installments, the Group monitor the risk through the credit concession and by periodic analysis of the provision for losses.
•	The Group also has counterparty risk related to the derivative instruments; which is mitigated by the Group’s carrying out transactions, according to policies approved by governance boards.
•	There are no amounts receivable that are individually, higher than 5% of accounts receivable or sales, respectively.
•	The amount of Other Receivable is considered uncollectible and, therefore, written off from the accounts receivable portfolio, when payment is not realized after 360 days from the due date. At each annual closing of the balance sheets, the Company assesses whether the assets or groups of financial investments have lost their recoverable value.

(ii)	Interest rate risk

The Group obtains borrowings and financing with major financial institutions for cash needs for investments. As a result, the Group is, mainly, exposed to relevant interest rates fluctuation risk, especially in view of derivatives liabilities (foreign currency exposure hedge) and CDI indexed debt. The balance of cash and cash equivalents, indexed to CDI, partially offsets the interest rate risk.

(iii)	Foreign currency exchange rate risk

The Group is exposed to exchange rate fluctuations, which may increase outstanding balances of foreign currency-denominated borrowings. The Group uses derivatives, such as swaps and NDF (Non-Deliverable Forward), aiming to mitigate the foreign currency exchange rate risk, converting the cost of debt into domestic currency and interest rates.

(iv)	Capital risk management

The main objective of the Group’s capital management is to ensure that the Group maintain its credit rating and a well-balanced equity ratio, in order to support businesses and maximize shareholder value. The Group manages the capital structure and makes adjustments considering changes in the economic conditions. There were no changes to the objectives, policies and processes during the period ended December 31, 2023.

The Group capital structure is as follows:

	2023	2022

Cash and cash equivalents	2,971	3,751
Trade receivables	458	417
Financial instruments – Fair value hedge	(27)	(58)
Borrowings, financing and debentures	(5,246)	(5,805)
Net financial debt	(1,844)	(1,695)
Shareholders’ equity	(4,722)	(13,733)

Net debt to equity ratio	39%	12%

(v)	Liquidity risk management

The Group manages liquidity risk through the daily analysis of cash flows and maturities of financial assets and liabilities.

The table below summarizes the aging profile of the Group’s financial liabilities as at December 31, 2023.

	Up to 1 Year	1 – 5 years	More than 5 years	Total
Borrowings and financing	1,220	5,049	269	6,538
Lease liabilities	959	3,248	3,510	7,717
Trade payables	2,729	-	-	2,729
Suppliers finance	524	-	-	524
Total	5,432	8,297	3,779	17,508

(vi)	Derivative financial instruments

Swap transactions are designated as fair value hedges, with the objective to hedge the exposure to changes in foreign exchange rates and fixed interest rates (U.S. dollars), converting the debt into domestic interest rates and currency.

At December 31, 2023 the notional amount of these contracts was R$189 (R$469 at December 31, 2022. These transactions are usually contracted under the same terms of amounts, maturities, and carried out with the financial institution of the same economic group, observing the limits set by Management.

According to the Group’s treasury policies, swaps cannot be contracted with restrictions (“caps”), margins, as well as return clauses, double index, flexible options or any other types of transactions different from traditional “swap” and “forwards” transactions to hedge against debts.

The Group calculates the effectiveness of hedge transactions at the inception date and on a continuing basis. Hedge transactions contracted in the year ended December 31, 2023 were effective in relation to the covered risk. For derivative transactions that qualify as hedge accounting, the debt, which is the hedged item, is also adjusted to fair value.

		Notional value		Fair value
		2023	2022	2023	2022
Fair value hedge
Hedge object (debt)		189	469	149	412

Long position (buy)
Prefixed rate	TR + 9.80% per year	22	22	7	9
US$ + fixed	USD + 1.87% per year	167	447	142	403
		189	469	149	412
Short position (sell)
	CDI + 1.16% per year	(189)	(469)	(176)	(470)

Hedge position - asset		-	-	1	-
Hedge position - liability		-	-	(28)	(58)
Net hedge position		-	-	(27)	(58)

Realized and unrealized gains and losses on these contracts during the year ended December 31, 2023 are recorded as financial income or expenses and the balance payable at fair value is R$27 (payable from R$58 as of December 31, 2022). Assets are recorded as “Financial instruments” and liabilities as “Borrowings and financing”

v)	Fair value of derivative financial instruments

Fair value is the amount for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties in an arm’s length transaction.

Fair value is calculated using projected the future cash flows, using the CDI curves and discounting to present value, using CDI market rates for swaps both disclosed by B3.

The fair value of exchange coupon swaps versus the CDI rate was determined based on market exchange rates effective at the date of the financial statements and projected based on currency coupon curves.

In order to calculate the coupon of foreign currency indexed-positions, the straight-line convention - 360 consecutive days was adopted and to calculate the coupon of CDI indexed-positions, the exponential convention - 252 business days was adopted.

18.2	Sensitivity analysis

According to Management’s assessment, the most probable scenario is what the market has been estimating through market curves (currency and interest rates) of B3, on the maturity dates of each transaction.

Therefore, in the probable scenario (I), there is no impact on the fair value of financial instruments. For scenarios (II) and (III), for the sensitivity analysis effect, the Management considers an increase of 10% and a decrease of 10% was taken into account, respectively, on risk variables, up to one year of the financial instruments.

For the probable scenario, weighted exchange rate was R$4.95 on the reporting date, and the interest rate weighted was 10.41% per year.

In case of derivative financial instruments (aiming at hedging the financial debt), changes in scenarios are accompanied by respective hedges objects, indicating that the effects are not significant.

The Group disclosed the net exposure of the derivative financial instruments, each of the scenarios mentioned above in the sensitivity analysis as follows:

(i)	Other financial instruments

Transactions	Risk (CDI variation)	Balance at 2023	Scenario I	Scenario II	Scenario III

Fair value hedge (fixed rate)	CDI-0.11% per year	(6)	(1)	(1)	-
Fair value hedge (exchange rate)	CDI+1.20% per year	(170)	(15)	(16)	(14)
Debentures and promissory notes	CDI+1.60% per year	(3,387)	(398)	(432)	(364)
Bank loans	CDI+1.84% per year	(1,753)	(175)	(189)	(160)
Total borrowings and financing exposure		(5,316)	(588)	(638)	(538)

Cash and cash equivalents (*)	100.15% of CDI	2,651	277	305	250
Marketable Securities (*)	100.15% of CDI	17	2	2	2
Marketable Securities		760	29	29	29
Net exposure		(1,888)	(280)	(302)	(257)

(*)	Weighted average

18.3	Fair value measurements

The Group discloses the fair value of financial instruments measured at fair value and of financial instruments measured at amortized cost, the fair value of which differ from the carrying amount, in accordance with IFRS13, which refer to the requirements of measurement and disclosure. The fair value hierarchy levels are defined below:

Level 1: Quoted (unadjusted) market prices in active markets for assets or liabilities.

Level 2: Valuation techniques for which the lowest level inputs that is significant to the fair value measurement is directly or indirectly observable.

Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

The data used in fair value models are obtained, whenever possible, from observable markets or from information in comparable transactions in the market, the benchmarking of the fair value of similar financial instruments, the analysis of discounted cash flows or other valuation models. Judgment is used in the determination of assumptions in relation to liquidity risk, credit risk and volatility. Changes in assumptions may affect the reported fair value of financial instruments.

The fair values of cash and cash equivalents, trade receivables and trade payables approximate their carrying amounts.

The table below presents the fair value hierarchy of financial assets and liabilities measured at fair value and of financial instruments measured at amortized cost, for which the fair value is disclosed in the consolidated financial statements:

	Carrying amount	Fair value
	12.31.2023	12.31.2023	Level
Financial assets and liabilities
Trade receivables with credit card companies and sales vouchers	159	159	2
Cross-currency interest rate swap	(27)	(27)	2
Financial assets – Éxito shares	740	740	1
NDF – (non deliverable forward)	20	20	2
Financial assets – CDB	17	17	2
Borrowings and financing (FVPL)	(149)	(149)	2
Borrowings and financing and debentures (amortized cost)	(5,097)	(5,018)	2

Total	(4,337)	(4,258)

There were no changes between the fair value measurements hierarchy levels during the year ended December 31, 2023.

Cross-currency and interest rate swaps and borrowings and financing are classified in level 2 since the fair value of such financial instruments was determined based on readily observable inputs, such as expected interest rate and current and future foreign exchange rate. Financial assets – Éxito shares are classified at level 1, as their prices are negotiated (without adjustments) in active markets for identical assets.

18.4	Consolidated position of derivative transactions

The Group has derivative contracts with the following financial institutions: Itaú BBA, BBVA e Santander.

The outstanding derivative financial instruments are presented in the table below:

Risk	Notional (millions)	Due date	2023	2022

Debt
USD – BRL	US$ 50	2023	-	(35)
USD – BRL	US$ 30	2024	(28)	(23)
Interest rate – BRL	R$ 21	2026	1	-

Financial assets USD – BRL	US$ 156	2024	20	-
Total			(7)	(58)

The effects of the fair value hedge recorded in the Statements of Income for the year ended December 31, 2023 resulted in a loss of R$48 (loss of R$83 as of December 31, 2022).